Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 4) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) phases
Schedule Of Commitment [Line Items]
Percentage of amount of work execution program guaranteed in performance bond		10.00%
Period after construction stage for which performance guarantee to be fulfilled		3 months
Percentage of amount of annual investment plan guaranteed in performance bond for remaining period		20.00%
Renewal period after completion of execution of work		12 months
Capital Expenditure	$ 219,532	$ 279,556
PERU | AAP
Schedule Of Commitment [Line Items]
Performance bond		$ 4,500
Period after Termination upto which renewal is allowed		2 years
Guaranteed amount on execution of work	1,000
AM | AIA
Schedule Of Commitment [Line Items]
Concesssion agreement, extension period		5 years
Number of phases of construction of new terminal | phases		3
Number of completed phases | phases		2
Exercise period for refusal of perfomance		30 days
Period during which master plan to be submitted to government		5 years
Extended period covered in the updated master plan		30 years
Capital Expenditure	$ 61,800
AM | AIA | 1 year or less
Schedule Of Commitment [Line Items]
Investment commitments		$ 8,000
AM | AIA | 1 to 5 years
Schedule Of Commitment [Line Items]
Investment commitments		75,000
AM | AIA | More than 5 years
Schedule Of Commitment [Line Items]
Investment commitments		$ 11,000